EQUITY - Narrative (Details) € / shares in Units, € in Thousands				12 Months Ended
	Apr. 14, 2023 € / shares	Apr. 13, 2022 € / shares	Apr. 15, 2021 € / shares	Dec. 31, 2024 EUR (€) vote € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€)	Mar. 31, 2024 shares	Dec. 31, 2021 EUR (€)
Disclosure of reserves within equity [line items]
Equity				€ 3,543,238	€ 3,070,622	€ 2,602,487		€ 2,211,416
Number of votes held for each common share under loyalty voting structure | vote				2
Required holding period of special voting shares in order to participate in program				3 years
Number of votes that can be exercised for each voting share | vote				1
Share premium reserve				€ 5,768,544	5,768,544
Legal reserve				110	46
Reserve of share-based payments				45,793	38,106
Cash distribution paid (in Euro per share) | € / shares	€ 1.810	€ 1.362	€ 2.443
Dividends to owners of the parent				(439,918)	(328,631)	(249,522)
Cash distribution of reserves				439,918	328,631	249,522
Dividends paid to equity holders of parent, classified as financing activities				€ 439,918	€ 328,631	249,522
Common Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				193,923,499	193,923,499		70,888
Special Voting Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				63,349,112	63,349,112
Share capital
Disclosure of reserves within equity [line items]
Equity				€ 2,573	€ 2,573	€ 2,573		€ 2,573
Nominal value of shares (in Euros per share) | € / shares				€ 0.01	€ 0.01
Treasury shares
Disclosure of reserves within equity [line items]
Shares held by company, percentage				5.79%	5.26%
Treasury reserve				€ 2,285,756	€ 1,704,673
Treasury shares | Common Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				14,879,168	13,505,409
Treasury shares | Special Voting Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				16,239	16,240